Share-based payments - Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula (Detail)	Jul. 01, 2022 shares yr € / shares	Jun. 01, 2022 shares $ / shares	Apr. 01, 2022 shares $ / shares	Jan. 01, 2022 shares $ / shares	Jun. 25, 2021 shares yr € / shares	Feb. 04, 2021 yr shares € / shares	Jan. 01, 2021 shares yr € / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of share options outstanding in share-based payment arrangement | shares								3,181,538	2,470,295	1,465,295
Expected volatility							85.00%
Expected life | yr							6.0
Risk-free interest rate							(0.60%)
Expected dividend yield							0.00%
Black-Scholes formula [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of share options outstanding in share-based payment arrangement | shares	150,000	120,000	552,500	70,000		873,000	107,000
Fair value of the options | (per share)	€ 10.50	$ 11.89	$ 11.50	$ 9.08		€ 11.88	€ 5.06
Fair value of the ordinary shares | (per share)	14.67	16.88	16.42	12.65		16.69	7.25
Weighted average share price | (per share)	€ 14.67	$ 16.88	$ 16.42	$ 12.65		€ 16.69	€ 7.25
Expected volatility	85.00%	80.00%	80.00%	85.00%		85.00%	85.00%
Expected life	6.1	6.1	6.1	6.1		6.1	6.0
Risk-free interest rate	1.20%	3.00%	2.60%	1.40%		0.80%	(0.60%)
Expected dividend yield	0.00%					0.00%	0.00%
Black-Scholes formula [member] | Option 1 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of share options outstanding in share-based payment arrangement | shares					14,000
Fair value of the options					€ 10.90
Fair value of the ordinary shares					15.46
Weighted average share price					€ 16.74
Expected volatility					85.00%
Expected life | yr					6.1
Risk-free interest rate					1.20%
Expected dividend yield					0.00%
Black-Scholes formula [member] | Option 2 [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of share options outstanding in share-based payment arrangement | shares					88,000
Fair value of the options					€ 13.73
Fair value of the ordinary shares					15.46
Weighted average share price					€ 2.38
Expected volatility					85.00%
Expected life | yr					4.6
Risk-free interest rate					(0.50%)
Expected dividend yield					0.00%